Employees (Details) - employee	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Employee Workforce [Line Items]
Average number of employees	69	61
France
Disclosure Of Employee Workforce [Line Items]
Average number of employees	42	34
United States
Disclosure Of Employee Workforce [Line Items]
Average number of employees	27	27